Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
Related party transactions
6.	Related party transactions
Related party transactions during the year ended December 31, 2021 include transactions with debenture holders that incur interest. The related party debentures balance as at December 31, 2021 totaled $322 (December 31, 2020 – $358). The debentures bear annual coupon interest of 8.0% (December 31, 2020 – 8.0%) with interest expense of $26 for the year ended December 31, 2021 (December 31, 2020 – $35). The related parties involved in such transactions include shareholders, officers, directors, and management, close members of their families, or entities which are directly or indirectly controlled by close members of their families. The debentures are ongoing contractual obligations that are used to fund our corporate and operational activities. In relation to the amendment to the terms of debentures on September 30, 2020 (see Note 28e), 35,831 warrants were issued to related parties with a fair value of $28.
On June 30, 2021, the Company acquired 1,300,000 common shares of Tetra Trust Company from its associate Coinsquare Ltd. (“Coinsquare”) for $1,300. As at December 31, 2021, this investment is valued at $1,300 and is recorded within the investment portfolio. This related party transaction was made on terms equivalent to those that prevail in arm’s length transactions.
Key management personnel
Key management personnel (“
KMP
”) are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly. Key management personnel consist of directors and executive officers.
During the year ended December 31, 2021, KMP were granted 1,260,000 stock options with a fair value of $3,651 at the grant date (2020
 –
1,425,000 stock options with a fair value of $2,403 at the grant date).
Aggregate compensation of KMP during the year consisted of:

	2021	2020
Salary and short – term benefits	1,529	761
Share – based payments	2,616	591

	4,145	1,352